Deferred Tax Liabilities	12 Months Ended
Jun. 30, 2026
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities
15.	Deferred tax liabilities

Movement in deferred tax liabilities are as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Accelerated tax depreciation
At beginning of financial year	386,074	432,678	105,996
Charged to profit or loss (Note 21)	46,604	(20,986)	(5,141)
At end of financial year	432,678	411,692	100,855